NOTES PAYABLE	6 Months Ended
Mar. 31, 2019
Notes to Financial Statements
NOTE 11 - NOTES PAYABLE

On November 15, 2018 the Company received an advance from one non-related party for $65,000. On December 3, 2018 the Company received an additional advance of $35,000 from the same individual for a total of $100,000. Both advances are unsecured, on demand and bear no interest.